Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of consideration transferred
Cash paid at closing(1)	$1,714
Contingent consideration	2,009
Settlement of pre-existing relationship	45
Total fair value of consideration transferred	$3,768

(1)      Includes $0.5 million of cash paid to an escrow that becomes payable to the selling shareholders of HelioHeat to the extent the funds are not used to offset certain costs incurred for the assumed customer projects. The amount is being treated as consideration transferred as the release of the funds is likely to occur.

Schedule of assets acquired and liabilities assumed
Cash and cash equivalents	$30
Prepaid and other current assets	33
Property, plant and equipment, net	6
Goodwill	4,204
Total assets acquired	4,273
Accrued expenses and other current liabilities	74
Contract liabilities(1)	390
Debt	41
Total liabilities assumed	505
Net assets acquired	$3,768

(1)      The acquired contract liability for the assumed customer contracts was measured in accordance with ASC 606 pursuant to ASU 2021-08, which the Company early adopted.